Revenue Analysis and Segment Information - Schedule of Reportable Segment Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reportable Segment Revenues [Line Items]
Disaggregated revenues	$ 154,290	$ 231,424	$ 92,416
Revenue, net	154,290	231,424	92,416
Cost of revenues	(152,034)	(224,383)	(78,234)
Reconciling Items
Selling, general and administrative	(85,426)	(16,960)	(7,081)
Depreciation and amortization	(8,706)	(10,904)	(4,975)
Impairment of intangible assets	(6,723)	(781)	(970)
Interest income
Other Income/(expense)	1,254	5,619	(978)
Current income tax expense	1	(242)	(631)
Net loss	(97,344)	(16,227)	(6,421)
Commodity Trading [Member]
Schedule of Reportable Segment Revenues [Line Items]
Revenue, net	144,974	214,430	68,456
Cost of revenues	(143,569)	(217,257)	(68,983)
Cryptocurrency Mining [Member]
Schedule of Reportable Segment Revenues [Line Items]
Revenue, net		9,258	18,898
Cost of revenues
Hosting services [Member]
Schedule of Reportable Segment Revenues [Line Items]
Revenue, net	7,501	6,506	2,365
Cost of revenues	(6,912)	(5,967)	(6,593)
Others [Member]
Schedule of Reportable Segment Revenues [Line Items]
Revenue, net	1,815	1,320	2,744
Cost of revenues	$ (1,553)	$ (1,250)	$ (3,290)